Risk management - Market risk and funding and liquidity risk - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Market Risk Exposure [Line Items]
Financial assets	€ 967,655	€ 951,934
Balance sheet value	1,500	1,587
Total ECL collective-assessment	3,209	2,408
Total ECL collective-assessment for performing assets	1,884	1,003
12-month expected credit losses
Disclosure Of Market Risk Exposure [Line Items]
Hypothetical collective-assessment ECLs	1,348	634
Lifetime expected credit losses
Disclosure Of Market Risk Exposure [Line Items]
Hypothetical collective-assessment ECLs	3,391	2,232
Equity securities at FVOCI
Disclosure Of Market Risk Exposure [Line Items]
Revaluation reserves: financial assets	1,187	1,282
Equity Security at FVOCI [Member]
Disclosure Of Market Risk Exposure [Line Items]
Balance sheet value	1,887	€ 2,457
Increase (decrease) in financial assets	570
Revaluation reserve equity securities [member]
Disclosure Of Market Risk Exposure [Line Items]
Increase (decrease) in financial assets	€ (95)